Share-Based Compensation - Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Price (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	5,334,420	3,764,055	2,246,947	1,249,361
Weighted Average Remaining Contractual Life (years)	3 years 29 days
Weighted Average Exercise Price (cad per share)	$ 3.53	$ 4.08	$ 5.31	$ 8.73
Number Exercisable (shares) | shares	3,165,679	2,164,551	1,327,845
Weighted Average Exercise Price (cad per share)	$ 3.82	$ 4.84	$ 7.22
$0.54 - $1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	718,331
Weighted Average Remaining Contractual Life (years)	2 years 3 days
Weighted Average Exercise Price (cad per share)	$ 1.39
Number Exercisable (shares) | shares	718,331
Weighted Average Exercise Price (cad per share)	$ 1.39
$0.54 - $1.79 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	0.54
$0.54 - $1.79 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 1.79
$1.80 - $3.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	1,026,573
Weighted Average Remaining Contractual Life (years)	3 years 10 months 6 days
Weighted Average Exercise Price (cad per share)	$ 2.36
Number Exercisable (shares) | shares	531,173
Weighted Average Exercise Price (cad per share)	$ 2.47
$1.80 - $3.01 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	1.80
$1.80 - $3.01 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 3.01
$3.02 - $3.90
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	2,982,382
Weighted Average Remaining Contractual Life (years)	3 years 4 months 9 days
Weighted Average Exercise Price (cad per share)	$ 3.29
Number Exercisable (shares) | shares	1,329,041
Weighted Average Exercise Price (cad per share)	$ 3.24
$3.02 - $3.90 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	3.02
$3.02 - $3.90 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 3.90
$3.91 - $7.41
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	478,516
Weighted Average Remaining Contractual Life (years)	1 year 8 months 19 days
Weighted Average Exercise Price (cad per share)	$ 6.09
Number Exercisable (shares) | shares	458,516
Weighted Average Exercise Price (cad per share)	$ 6.13
$3.91 - $7.41 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	3.91
$3.91 - $7.41 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 7.41
$7.42 - $52.63
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	128,618
Weighted Average Remaining Contractual Life (years)	1 year 6 months 18 days
Weighted Average Exercise Price (cad per share)	$ 20.80
Number Exercisable (shares) | shares	128,618
Weighted Average Exercise Price (cad per share)	$ 20.80
$7.42 - $52.63 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	7.42
$7.42 - $52.63 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 40.00